Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 2 — Fair Value Measurement

Fair Value of Financial Assets and Liabilities

Financial assets carried at fair value as of December 31, 2011, were as follows:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Cash equivalents	$1,473	$—	$—	$1,473
Other assets and deferred charges:
Auction rate securities	—	—	63	63
Mortgage-backed security	—	—	12	12
Marketable equity security	5	—	—	5
Assets held in grantor trusts	1	—	—	1

Financial assets (liabilities) carried at fair value as of December 31, 2010, were as follows:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Cash equivalents	$2,136	$—	$—	$2,136
Other assets and deferred charges:
Auction rate securities	—	—	61	61
Mortgage-backed security	—	—	14	14
Marketable equity security	24	—	—	24
Assets held in grantor trusts	12	—	—	12
Interest rate swaps — fixed to floating rate	—	227	—	227
Other noncurrent liabilities:
Interest rate swaps — floating to fixed rate	—	(22)	—	(22)

There were no changes among the levels during the years ended December 31, 2011 and 2010.

RAI has investments in auction rate securities linked to corporate credit risk, investments in auction rate securities related to financial insurance companies, an investment in a mortgage-backed security and an investment in a marketable equity security. The unrealized gains and losses, net of tax, were included in other comprehensive loss in RAI’s consolidated balance sheets as of December 31, 2011 and 2010. The realized losses were recorded in other expense, net in RAI’s consolidated statement of income for the years ended December 31, 2011, 2010 and 2009. The funds associated with the auction rate securities will not be accessible until a successful auction occurs or a buyer is found.

RAI reviews these investments on a quarterly basis to determine if it is probable that RAI will realize some portion of the unrealized loss and to determine the classification of the impairment as temporary or other-than-temporary. RAI recognizes the credit loss component of an other-than-temporary impairment of its debt securities in earnings and the noncredit component in other comprehensive loss for those securities in which RAI does not intend to sell and it is more likely than not that RAI will not be required to sell the securities prior to recovery.

In determining if the difference between amortized cost and estimated fair value of the auction rate securities or the mortgage-backed security was deemed either temporary or other-than-temporary impairment, RAI evaluated each type of long-term investment using a set of criteria, including decline in value, duration of the decline, period until anticipated recovery, nature of investment, probability of recovery, financial condition and near-term prospects of the issuer, RAI’s intent and ability to retain the investment, attributes of the decline in value, status with rating agencies, status of principal and interest payments and any other issues related to the underlying securities. To assess credit losses, RAI uses historical default rates, debt ratings, credit default swap spreads and recovery rates. RAI has the intent and ability to hold these investments for a period of time sufficient to allow for the recovery in market value.

The fair value of the auction rate securities, composed of securities of certain financial insurance companies or linked to the longer-term credit risk of a diverse range of corporations, including, but not limited to, manufacturing, financial and insurance sectors, classified as Level 3, utilized an income approach model and was based upon the weighted average present value of future cash payments, given the probability of certain events occurring within the market. RAI considers the market for its auction rate securities to be inactive. The income approach model utilized observable inputs, including LIBOR-based interest rate curves, corporate credit spreads and corporate ratings/market valuations. Additionally, unobservable factors incorporated into the model included default probability assumptions, recovery potential and how these factors changed as ratings on the underlying collateral migrated from one level to another. Maturity dates for the auction rate securities begin in 2017.

The fair value for the mortgage-backed security, classified as Level 3, utilized a market approach and was based upon the calculation of an overall weighted average valuation, derived from the actual, or modeled, market pricing of the specific collateral. The market approach utilized actual pricing inputs when observable and modeled pricing when unobservable. RAI has deemed the market for its mortgage-backed security to be inactive. The maturity of the mortgage-backed security has been extended to March 2012, with the annual option to extend an additional year. Given the underlying collateral and RAI’s intent to continue to extend this security, it is classified as a noncurrent asset.

RAI determined the change in the fair value of the investment in a marketable equity security using quoted market prices as of December 31.

Financial assets classified as Level 3 investments were as follows:

	December 31, 2011			December 31, 2010
	Cost	Gross Unrealized Loss(1)	Estimated Fair Value	Cost	Gross Unrealized Loss(1)	Estimated Fair Value
Auction rate securities	$99	$(36)	$63	$99	$(38)	$61
Mortgage-backed security	25	(13)	12	27	(13)	14

	$124	$(49)	$75	$126	$(51)	$75

(1)	Unrealized losses, net of tax, are reported in accumulated other comprehensive loss in RAI’s consolidated balance sheets as of December 31, 2011 and 2010.

The changes in the Level 3 investments as of December 31, 2011, were as follows:

	Auction Rate Securities
	Cost	Gross (Loss) Gain	Estimated Fair Value

Balance as of January 1, 2011	$99	$(38)	$61
Unrealized gains	—	2	2

Balance as of December 31, 2011	$99	$(36)	$63

	Mortgage-Backed Security
	Cost	Gross Loss	Estimated Fair Value

Balance as of January 1, 2011	$27	$(13)	$14
Redemptions	(2)	—	(2)

Balance as of December 31, 2011	$25	$(13)	$12

During 2010, the fair value of the interest rate swaps, classified as Level 2, utilized a market approach model using the notional amount of the interest rate swap multiplied by the observable inputs of time to maturity, interest rates and credit spreads.

Fair Value of Nonfinancial Assets

The fair value of the trademarks measured on a nonrecurring basis, classified as Level 3, represent certain trademarks, for which impairment during the fourth quarter of 2011 reduced their book value to fair value. The fair value determinations utilized an income approach model and were based on a discounted cash flow valuation model under a relief from royalty methodology. This approach utilized unobservable factors, such as royalty rate, projected revenues and a discount rate, applied to the estimated cash flows. The determination of the discount rate was based on a cost of equity model, using a risk-free rate, adjusted by a stock beta-adjusted risk premium and a size premium.

Nonfinancial assets measured at fair value on a nonrecurring basis were as follows:

	Level 1	Level 2	Level 3	Total	Total Loss
Trademarks, November 30, 2011	$—	$—	$81	$81	$(48)

Fair Value of Debt

The estimated fair value of RAI’s and RJR’s outstanding long-term notes in the aggregate, was $4.0 billion and $4.3 billion with an effective average annual interest rate of approximately 5.9% and 5.4%, as of December 31, 2011 and 2010, respectively. The fair values are based on available market quotes, credit spreads and discounted cash flows.

Interest Rate Management

From time to time, RAI and RJR use interest rate swaps to manage interest rate risk on a portion of their respective debt obligations. Historically, the interest rate swap agreements were derivative instruments that qualified for hedge accounting. RAI and RJR assess at the inception of the hedge whether the hedging derivatives are highly effective in offsetting changes in fair value of the hedged item. Ineffectiveness results when changes in the market value of the hedged debt are not completely offset by changes in the market value of the interest rate swap. As detailed below, at December 31, 2010, RAI and RJR had no derivative instruments designated as hedges, and at December 31, 2011, had no derivative instruments.

On January 6, 2009, the fair value of RAI’s and RJR’s fixed to floating interest rate swaps, designated as hedges, was $258 million. RAI and RJR locked in the value of these swaps by entering into offsetting floating to fixed interest rate swap agreements in the notional amount of $1.5 billion with maturity dates ranging from June 1, 2012 to June 15, 2017. The floating to fixed interest rate swaps were entered into with the same financial institution that holds a notional amount of $1.5 billion of fixed to floating interest rate swaps and have a legal right of offset. The future cash flows, established as a result of entering into the January 6, 2009, floating to fixed interest rate swaps, total $321 million, and are being amortized and effectively reduce net interest costs over the remaining life of the notes. Concurrent with entering the floating to fixed interest rate swap agreements on January 6, 2009, which were not designated as hedging instruments, RAI and RJR removed the designation of fair value hedge from the fixed to floating interest rate swaps.

On January 7, 2009, RAI and RJR terminated an interest rate swap agreement in the notional amount of $100 million with a maturity date of June 1, 2012. The resulting gain of approximately $12 million is being amortized to effectively reduce interest expense over the remaining life of the notes. The unamortized portion of this gain as well as the locked in value of the interest rate swaps on January 6, 2009, totaling $159 million and $198 million as of December 31, 2011 and 2010, respectively, were included in long-term debt (less current maturities) in the consolidated balance sheets.

As a result of these actions, RAI and RJR have economically decreased the fixed rate on $1.6 billion of debt to a fixed rate of interest of approximately 4.0%.

During September 2011, RAI and RJR terminated the original and offsetting interest rate swap agreements, each with a notional amount of $1.5 billion and maturity dates ranging from June 1, 2012 to June 15, 2017. RAI and RJR received a total of $186 million cash in exchange for foregoing the future cash inflows associated with these swaps. These actions did not change the effective fixed rate of interest associated with the underlying debt. As of December 31, 2011, RAI and RJR had no outstanding interest rate swaps.

Interest rate swaps impacted the consolidated statements of income for the years ended December 31 as follows:

	2011	2010	2009
Interest and debt expense (income)	$(47)	$(48)	$(47)
Other expense (income), net	4	(3)	(9)